Borrowings - Summary of Bank Loan (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Current borrowings	S/ 454,260	S/ 826,474
Non-current borrowings	S/ 344,806	376,198
GyM Ferrovias S.A. [member] | One month LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%
Concar S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	15.75%
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	S/ 424,362	810,188
Non-current borrowings	S/ 129,296	213,293
Bank loans [member] | GyM S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2022
Current borrowings	S/ 170,798	227,770
Non-current borrowings	S/ 26,401
Bank loans [member] | Grana Y Montero S.A.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2022
Current borrowings	S/ 112,854	206,836
Non-current borrowings		125,547
Bank loans [member] | GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2019
Current borrowings		209,463
Bank loans [member] | Viva GyM S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2020
Current borrowings	S/ 110,343	129,617
Non-current borrowings		2,102
Bank loans [member] | Concar S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2019
Current borrowings		13,915
Bank loans [member] | GMP S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	2026
Current borrowings	S/ 30,367	22,587
Non-current borrowings	S/ 102,895	S/ 85,644
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%	7.00%
Bottom of range [member] | GyM S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.00%
Bottom of range [member] | Grana Y Montero S.A.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.10%
Bottom of range [member] | Viva GyM S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.00%
Bottom of range [member] | GMP S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.05%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.00%	12.00%
Top of range [member] | GyM S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	11.00%
Top of range [member] | Grana Y Montero S.A.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.10%
Top of range [member] | Viva GyM S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.00%
Top of range [member] | GMP S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.04%